Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2016
CASH AND CASH EQUIVALENTS [Abstract]
Cash and cash equivalents

	December 31, 2016	December 31, 2015
Cash on hand and at banks	$126,584	$85,570
Short-term deposits and highly liquid funds	9,408	77,842
Cash and cash equivalents	$135,992	$163,412